Organization and Summary of Significant Accounting Policies - Organization and Basis of Presentation (Details)	Dec. 19, 2017	Dec. 31, 2017 well $ / shares shares	Aug. 21, 2017	Aug. 20, 2017	Dec. 31, 2016 $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of wells | well		30
Noncontrolling Interest [Line Items]
Reverse stock split conversion ratio	0.023631579
Common stock, shares authorized		300,000,000			300,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001			$ 0.001
Common stock, shares outstanding		5,206,174			823,278
Subsidiaries
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners			50.00%	50.00%